Debt Obligations Level 4 (Details) Debt Outstanding - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Synthetic Letter of Credit Facility	$ 47
ABL Facility [Domain]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	320
Non-Affiliated Debt [Abstract]
Long-Term	0	$ 60
Due Within One Year	0	0
6.625% First Priority Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Premium	4	6
Non-Affiliated Debt [Abstract]
Long-Term	1,554	1,556
Due Within One Year	0	0
10.00% First Priority Senior Notes Due 2020 [Member]
Non-Affiliated Debt [Abstract]
Long-Term	315	0
Due Within One Year	0	0
8.875% Senior Secured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	2	3
Non-Affiliated Debt [Abstract]
Long-Term	995	1,197
Due Within One Year	0	0
9.00% Second-Priority Senior Secured Notes Due 2020 [Member]
Non-Affiliated Debt [Abstract]
Long-Term	574	574
Due Within One Year	0	0
9.2% Debentures Due 2021 [Member]
Non-Affiliated Debt [Abstract]
Long-Term	74	74
Due Within One Year	0	0
7.875% Debentures Due 2023 [Member]
Non-Affiliated Debt [Abstract]
Long-Term	189	189
Due Within One Year	0	0
8.375% Sinking Fund Debentures Due 2016 [Member]
Non-Affiliated Debt [Abstract]
Long-Term	0	20
Due Within One Year	0	20
Australia Facility Due 2014 [Member]
Non-Affiliated Debt [Abstract]
Long-Term	29	36
Due Within One Year	3	4
Affiliated Debt [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	10
Brazilian Bank Loans [Member]
Non-Affiliated Debt [Abstract]
Long-Term	5	9
Due Within One Year	42	47
Capital Leases [Member]
Non-Affiliated Debt [Abstract]
Long-Term	9	8
Due Within One Year	1	1
Other [Member]
Non-Affiliated Debt [Abstract]
Long-Term	5	12
Due Within One Year	34	27
Unamortized debt issuance costs
Non-Affiliated Debt [Abstract]
Long-Term	(51)	(57)
Due Within One Year	0	0
Total non-affiliated debt [Member]
Non-Affiliated Debt [Abstract]
Long-Term	3,698	3,678
Due Within One Year	$ 80	$ 99